SCHEDULE OF BANK BORROWING IS CLASSIFIED AS CURRENT LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
Maturity date	Mar. 17, 2027
Weighted average interest	2.80%	2.80%
Balance	$ 154,972	$ 156,170